ALISON RYAN

Assistant Vice President &

Managing Assistant General Counsel II

(949) 219-3268 Telephone

Alison.Ryan@PacificLife.com

August 13, 2025

Mr. Michael Rosenberg

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:	Post-Effective Amendment No. 7 to the Registration Statement for Pacific Choice Variable Annuity 2 (File No. 333-261003), funded through Separate Account A (File Number 811-08946) of Pacific Life Insurance Company Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 7, on Form N-4. This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as Pacific Choice 2 Variable Annuity (“Choice 2”), which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

This Post-Effective Amendment contains disclosure to reflect the addition of a Rate Sheet Supplement for the Annual Charge Percentage for the existing Investment Guard Riders 5-Year, 7-Year, and 10-Year Options already offered through Choice 2. Accordingly, Pacific Life is requesting selective review of this filing.

We intend to incorporate the Staff’s comments via a Rule 485(b) filing with an effective date of November 1, 2025. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3268.

Sincerely,

/s/ Alison Ryan

Alison Ryan